Investment Risks	Mar. 31, 2025
MML Fundamental Equity Fund | MML Fundamental Equity Fund | Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Focus Risk Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.

MML Fundamental Equity Fund | MML Fundamental Equity Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk; Emerging Markets Risk; Currency Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 27 of the Prospectus).

MML Fundamental Equity Fund | MML Fundamental Equity Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk; Emerging Markets Risk; Currency Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 27 of the Prospectus).

MML Fundamental Equity Fund | MML Fundamental Equity Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk; Emerging Markets Risk; Currency Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 27 of the Prospectus).

MML Global Fund | MML Global Fund | Issuer Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Focus Risk Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.

MML Global Fund | MML Global Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

MML Global Fund | MML Global Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.

MML Global Fund | MML Global Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk and Value Company Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (found on page 38 of the Prospectus):

MML Global Fund | MML Global Fund | Value Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk and Value Company Risk will be removed from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (found on page 38 of the Prospectus):